Schedule I - Investments in Subsidiaries and VIES (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Condensed Financial Statements, Captions [Line Items]
Equity in income of subsidiaries and variable interest entities	$ (91)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries and VIEs	132,150	$ 110,401
Equity in income of subsidiaries and variable interest entities	$ 27,902	$ 26,910	$ 24,627